UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

               Investment Company Act file number 811-08738
                                                 ------------------

                         ATLANTIC WHITEHALL FUNDS TRUST
             ------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        50 Rockefeller Plaza, 15th Floor
                               NEW YORK, NY 10020
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Gabrielle Bailey
                    Atlantic Trust Private Wealth Management
                              50 Rockefeller Plaza
                                   15th Floor
                               New York, NY 10020
             ------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 655-7022
                                                          ---------------

                      Date of fiscal year end: NOVEMBER 30
                                              ------------

                    Date of reporting period: AUGUST 31, 2005
                                             ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

ATLANTIC WHITEHALL FUNDS TRUST
GROWTH FUND
PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
  ---------                                                           -------

COMMON STOCKS - 100.18%
               AEROSPACE/DEFENSE - 1.01%
    15,690     United Technologies Corp.                        $     784,500
                                                                --------------
               COMPUTERS - 0.89%
    54,010     EMC Corp./Mass.*                                       694,568
                                                                --------------
               DIVERSIFIED MANUFACTURING - 6.03%
    91,875     General Electric Co.                                 3,087,919
    22,520     3M Co.                                               1,602,298
                                                                --------------
                                                                    4,690,217
                                                                --------------
               FINANCIAL SERVICES - 9.69%
    23,665     American Express Co.                                 1,307,255
    38,150     Citigroup, Inc.                                      1,669,826
     7,885     Goldman Sachs Group, Inc. (The)                        876,654
    43,655     SLM Corp.                                            2,171,836
    25,360     Wells Fargo & Co.                                    1,511,963
                                                                --------------
                                                                    7,537,534
                                                                --------------
               FOOD AND BEVERAGE - 3.48%
    35,300     PepsiCo, Inc.                                        1,936,205
    23,020     Sysco Corp.                                            768,407
                                                                --------------
                                                                    2,704,612
                                                                --------------
               HEALTH CARE SERVICES & EQUIPMENT - 16.02%
    22,455     Aetna, Inc.                                          1,788,990
    50,180     Caremark Rx, Inc.*                                   2,344,911
    43,400     Medtronic, Inc.                                      2,473,800
    55,190     UnitedHealth Group, Inc.                             2,842,285
    16,435     WellPoint, Inc.*                                     1,220,299
    21,905     Zimmer Holdings, Inc.*                               1,799,934
                                                                --------------
                                                                   12,470,219
                                                                --------------
               HOTELS - 0.93%
    11,435     Mariott International, Inc.,
                 Class A                                              722,806
                                                                --------------
               HOUSEHOLD PRODUCTS - 3.70%
    37,690     Avon Products, Inc.                                  1,236,986
    29,675     Procter & Gamble Co. (The)                           1,646,369
                                                                --------------
                                                                    2,883,355
                                                                --------------
               INSURANCE - 2.14%
    16,895     AFLAC, Inc.                                            730,202
    15,830     American International Group,
                 Inc.                                                 937,136
                                                                --------------
                                                                    1,667,338
                                                                --------------
               LEISURE & ENTERTAINMENT - 0.44%
     6,990     Carnival Corp.                                         344,887
                                                                --------------
               MULTIMEDIA - 4.33%
    82,068     Comcast Corp., Class A*                              2,476,812
   106,995     Liberty Media Corp.*                                   889,129
                                                                --------------
                                                                    3,365,941
                                                                --------------
               OIL AND GAS - 9.18%
    30,570     Apache Corp.                                         2,189,423
    31,815     BP PLC, SP ADR                                       2,175,510
    19,135     Burlington Resources, Inc.                           1,411,972
    15,865     Schlumberger, Ltd.                                   1,368,039
                                                                --------------
                                                                    7,144,944
                                                                --------------
               PHARMACEUTICALS - 7.48%
    30,000     Amgen, Inc.*                                         2,397,000
    35,990     Novartis AG, ADR                                     1,754,512


   SHARES                                                              VALUE
  ---------                                                           -------

               PHARMACEUTICALS  (CONTINUED)
    51,420     Teva Pharmaceutical Industries
                 Ltd., SP ADR                                   $   1,668,065
                                                                --------------
                                                                    5,819,577
                                                                --------------
               RETAIL - 7.27%
    55,295     Home Depot, Inc. (The)                               2,229,494
    36,485     Target Corp.                                         1,961,069
    31,745     Walgreen Co.                                         1,470,746
                                                                --------------
                                                                    5,661,309
                                                                --------------
               SEMICONDUCTORS - 7.97%
    50,545     Analog Devices, Inc.                                 1,842,365
    50,877     Intel Corp.                                          1,308,557
    39,160     Maxim Integrated Products, Inc.                      1,670,174
    44,285     Microchip Technology, Inc.                           1,378,149
                                                                --------------
                                                                    6,199,245
                                                                --------------
               TECHNOLOGY - 16.29%
    30,070     Accenture Ltd., Class A*                               733,708
    27,698     Affiliated Computer Services,
                 Inc., Class A*                                     1,438,911
    32,205     Apple Computer, Inc.*                                1,511,381
    81,645     Cisco Systems, Inc.*                                 1,438,585
    61,355     Dell, Inc.*                                          2,184,238
    28,780     First Data Corp.                                     1,195,809
   116,140     Microsoft Corp.                                      3,182,236
    47,270     Symantec Corp.*                                        991,724
                                                                --------------
                                                                   12,676,592
                                                                --------------
               TELECOMMUNICATIONS - 2.01%
    57,535     Vodafone Group PLC, SP ADR                           1,567,829
                                                                --------------
               TRANSPORTATION - 1.32%
    14,530     United Parcel Service, Inc.,
                 Class B                                            1,030,032
                                                                --------------

               TOTAL COMMON STOCKS                                 77,965,505
                                                                --------------
               (Cost $69,602,759)

INVESTMENT COMPANY - 0.01%
     5,564     SSgA Prime Money Market Fund                             5,564
                                                                --------------

               TOTAL INVESTMENT COMPANY                                 5,564
                                                                --------------
               (Cost $5,564)

               TOTAL INVESTMENTS - 100.19%                         77,971,069
                                                                --------------
               (Cost $69,608,323)**

               LIABILITIES IN EXCESS OF
               OTHER ASSETS - (0.19)%                                (145,197)
                                                                --------------

               NET ASSETS - 100.00%                             $  77,825,872
                                                                ==============
 --------------------------
*        Non-income producing security.
**       Aggregate cost for Federal income tax purposes is $69,608,323.

         Gross unrealized appreciation     $ 10,468,671
         Gross unrealized depreciation       (2,105,925)
                                           ------------
         Net unrealized appreciation       $  8,362,746
                                           ============

ADR      American Depositary Receipt
PLC      Public Limited Company
SP ADR   Sponsored American Depositary Receipt


                SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS
                                        1

ATLANTIC WHITEHALL FUNDS TRUST
MID-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


   SHARES                                                              VALUE
  ---------                                                           -------

COMMON STOCKS - 98.38%
               BASIC MATERIALS - 1.09%
    15,630     Arch Coal, Inc.                                  $   1,003,446
                                                                --------------
               BUILDING - 0.95%
     5,235     Pulte Homes Inc                                        451,257
     8,760     Toll Brothers Inc*                                     420,918
                                                                --------------
                                                                      872,175
                                                                --------------
               CHEMICALS - 1.64%
    51,115     Nalco Holding Co.*                                     935,404
    11,690     Valspar Corp. (The)                                    564,744
                                                                --------------
                                                                    1,500,148
                                                                --------------
               COMMERCIAL SERVICES - 7.10%
    20,630     Apollo Group, Inc., Class A*                         1,622,756
    15,305     C.H. Robinson Worldwide, Inc.                          945,084
    14,250     Career Education Corp.*                                558,600
    14,665     Corporate Executive Board Co.
                 (The)                                              1,184,492
    21,185     Paychex, Inc.                                          723,044
    18,835     Stericycle, Inc.*                                    1,094,878
    11,855     Universal Technical Institute,
                 Inc.*                                                379,479
                                                                --------------
                                                                    6,508,333
                                                                --------------
               ELECTRONICS - 3.32%
    20,345     Garmin Ltd.                                          1,177,975
    10,160     Harman International                                 1,050,544
    27,765     Jabil Circuit, Inc.*                                   817,402
                                                                --------------
                                                                    3,045,921
                                                                --------------
               ENTERTAINMENT - 0.89%
    11,755     Harrah's Entertainment, Inc.                           817,678
                                                                --------------
               FINANCIAL SERVICES - 5.96%
    18,700     Capital One Financial Corp.                          1,537,888
    26,385     CapitalSource Inc.*                                    522,423
    33,190     CheckFree Corp.*                                     1,221,060
    14,450     First Marblehead Corp. (The)*                          418,038
    8,645      Global Payments, Inc.                                  568,668
    42,405     TCF Financial Corp.                                  1,200,486
                                                                --------------
                                                                    5,468,563
                                                                --------------
               FOOD AND BEVERAGE - 2.50%
    17,755     Whole Foods Market, Inc.                             2,295,011
                                                                --------------
               HEALTH CARE SERVICES & EQUIPMENT - 21.23%
    10,495     AMERIGROUP Corp.*                                      358,509
    17,920     Biomet, Inc.                                           661,069
    50,350     Caremark Rx, Inc.*                                   2,352,856
    22,955     Charles River Laboratories
                 International, Inc.*                               1,166,573
    31,275     Cytyc Corp.*                                           780,311
    51,240     Express Scripts, Inc.*                               2,964,747
    14,105     Kinetic Concepts, Inc.*                                772,954
    12,640     Kyphon Inc.*                                           559,826
    17,720     Laboratory Corp. of America
                 Holdings*                                            873,950
    40,800     Lincare Holdings, Inc.*                              1,727,472
    32,695     Patterson Cos., Inc.*                                1,309,762
    22,985     Quest Diagnostic, Inc.                               1,148,790
    12,465     ResMed, Inc.*                                          901,718
    13,830     Sierra Health Services, Inc.*                          930,759
    44,000     St. Jude Medical, Inc.*                              2,019,600
    19,460     Triad Hospitals, Inc.*                                 936,804
                                                                --------------
                                                                   19,465,700
                                                                --------------


   SHARES                                                              VALUE
  ---------                                                           -------

               HOTELS - 1.33%
    19,335     Mariott International, Inc.,
                 Class A                                        $   1,222,165
                                                                --------------
               HOUSEHOLD PRODUCTS - 2.65%
     8,445     Alberto-Culver Co.                                     362,713
    10,713     Blyth, Inc.                                            266,218
     9,510     Fortune Brands, Inc.                                   827,180
    11,390     Mohawk Industries, Inc.*                               972,478
                                                                --------------
                                                                    2,428,589
                                                                --------------
               INDUSTRIAL - 1.54%
    18,685     Danaher Corp.                                        1,000,768
    13,440     Donaldson Co., Inc.                                    411,802
                                                                --------------
                                                                    1,412,570
                                                                --------------
               MULTIMEDIA - 4.65%
    14,000     Getty Images, Inc.*                                  1,198,260
    17,740     Lamar Advertising Co.*                                 713,503
    24,330     Univision Communications, Inc.,
                 Class A*                                             654,477
    30,260     WebEx Communications, Inc.*                            780,103
    26,095     XM Satellite Radio Holdings,
                 Inc.*                                                919,848
                                                                --------------
                                                                    4,266,191
                                                                --------------
               OIL & GAS EXPLORATION - 8.47%
    49,670     Chesapeake Energy Corp.                              1,570,069
    24,975     Grant Prideco, Inc.*                                   920,579
    13,210     Questar Corp.                                        1,030,644
    20,520     Weatherford International Ltd.*                      1,389,409
    71,706     XTO Energy, Inc.                                     2,853,899
                                                                --------------
                                                                    7,764,600
                                                                --------------
               PHARMACEUTICALS - 0.67%
    14,280     Gilead Sciences, Inc.*                                 614,040
                                                                --------------
               RESTAURANTS - 0.75%
    31,225     Applebee's International, Inc.                         690,385
                                                                --------------
               RETAIL - 9.26%
    13,950     Advance Auto Parts, Inc.*                              849,973
    10,545     AutoZone, Inc.*                                        996,502
    35,030     Bed Bath & Beyond, Inc.*                             1,420,467
    30,375     Best Buy Co., Inc.                                   1,447,673
    34,185     Dollar General Corp.                                   651,566
     9,950     Liz Claiborne, Inc.                                    408,249
    31,455     Nordstrom, Inc.                                      1,056,259
    12,445     PETsMART, Inc.                                         320,708
    64,085     TJX Companies, Inc. (The)                            1,340,017
                                                                --------------
                                                                    8,491,414
                                                                --------------
               SEMICONDUCTORS - 10.54%
    59,775     Altera Corp.*                                        1,307,279
    27,775     ATMI, Inc.*                                            856,303
    13,535     KLA-Tencor Corp.                                       687,037
    25,900     Linear Technology Corp.                                982,387
    40,475     Maxim Integrated Products, Inc.                      1,726,259
    52,570     MEMC Electronic Materials, Inc.*                       886,330
    72,320     Microchip Technology, Inc.                           2,250,598
    31,535     NVIDIA Corp.*                                          967,494
                                                                --------------
                                                                    9,663,687
                                                                --------------
               TECHNOLOGY - 11.91%
    40,535     Affiliated Computer Services,
                 Inc., Class A*                                     2,105,793
    20,290     Alliance Data Sysems Corp.*                            853,601
    43,415     Cognizant Technology Solutions
                 Corp.*                                             1,976,685
    27,275     Cognos, Inc.*                                          984,900

               SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS
                                        2

ATLANTIC WHITEHALL FUNDS TRUST
MID-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


   SHARES                                                              VALUE
  ---------                                                           -------

               TECHNOLOGY - (CONTINUED)
    43,700     Fiserv, Inc.*                                    $   1,960,819
     8,570     Hyperion Solutions Corp.*                              371,681
    27,254     Juniper Networks, Inc*                                 619,756
    17,160     Mercury Interactive Corp.*                             629,257
    17,565     Network Appliance, Inc.*                               416,993
    36,515     Satyam Computer Services Ltd. -
                 ADR                                                  999,416
                                                                --------------
                                                                   10,918,901
                                                                --------------
               TRANSPORTATION - 1.93%
    39,262     Knight Transportation, Inc.                            930,117
    23,080     Landstar System, Inc.                                  838,265
                                                                --------------
                                                                    1,768,382
                                                                --------------

               TOTAL COMMON STOCKS                                 90,217,899
                                                                --------------
               (Cost $82,442,672)

INVESTMENT COMPANY - 1.36%
 1,241,603     SSgA Prime Money Market Fund                         1,241,603
                                                                --------------

               TOTAL INVESTMENT COMPANY                             1,241,603
                                                                --------------
               (Cost $1,241,603)

               TOTAL INVESTMENTS - 99.74%                          91,459,502
                                                                --------------
               (Cost $83,684,275)**

               OTHER ASSETS
               NET OF LIABILITIES - 0.26%                             242,677
                                                                --------------

               NET ASSETS - 100.00%                             $  91,702,179
                                                                ==============
 --------------------------
*        Non-income producing security.
**       Aggregate cost for Federal income tax purposes is $83,684,275.

ADR      American Depositary Receipt

         Gross unrealized appreciation     $ 9,825,688
         Gross unrealize depreciation       (2,050,461)
                                           -----------
         Net unrealized appreciation       $ 7,775,227
                                           ===========


                SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS
                                        3

ATLANTIC WHITEHALL FUNDS TRUST
MULTI-CAP GLOBAL VALUE FUND
PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


   SHARES                                                              VALUE
  ---------                                                           -------

COMMON STOCKS - 41.54%
               AUTOMOBILE - 0.41%
     1,500     Borgwarner Inc                                   $      87,690
                                                                --------------
               BUILDING PRODUCTS - 5.29%
    13,400     Sherwin-Williams Co. (The)                             621,224
     7,300     Vulcan Materials Co.                                   524,505
                                                                --------------
                                                                    1,145,729
                                                                --------------
               CHEMICALS - 5.63%
    23,100     Engelhard Corp.                                        657,195
     9,000     Sigma-Aldrich Corp.                                    561,600
                                                                --------------
                                                                    1,218,795
                                                                --------------
               COMMERCIAL SERVICES - 0.75%
     6,650     IAC Interactive Corp*                                  163,257
                                                                --------------
               ENTERTAINMENT - 1.38%
     4,300     Harrah's Entertainment, Inc.                           299,108
                                                                --------------
               FINANCIAL SERVICES - 6.35%
    12,300     American Express Co.                                   679,452
    14,400     State Street Corp.                                     695,952
                                                                --------------
                                                                    1,375,404
                                                                --------------
               HEALTH CARE SERVICES & EQUIPMENT - 6.55%
    21,900     IMS Health, Inc.                                       595,680
    11,100     WellPoint, Inc.*                                       824,175
                                                                --------------
                                                                    1,419,855
                                                                --------------
               MULTIMEDIA - 4.72%
    20,100     Clear Channel Communications,
                 Inc.                                                 669,330
     7,200     Meredith Corp.                                         353,520
                                                                --------------
                                                                    1,022,850
                                                                --------------
               RETAIL - 5.17%
    13,700     Costco Wholesale Corp.                                 595,128
    20,900     RadioShack Corp.                                       523,754
                                                                --------------
                                                                    1,118,882
                                                                --------------
               TECHNOLOGY - 5.29%
    22,000     Molex, Inc., Class A                                   561,000
    45,100     Oracle Corp.*                                          584,947
                                                                --------------
                                                                    1,145,947
                                                                --------------

               TOTAL COMMON STOCKS                                  8,997,517
                                                                --------------
               (Cost $8,355,641)

FOREIGN COMMON STOCKS - 54.34%
               FRANCE - 2.28%
     3,200     Accor SA +                                             169,250
     3,800     Sanofi-Aventis +                                       325,414
                                                                --------------
                                                                      494,664
                                                                --------------
               IRELAND - 7.06%
    31,746     Anglo Irish Bank Corp. PLC +                           429,800
    24,900     Kerry Group PLC, Class A +                             608,720
    10,700     Ryanair Holdings PLC, SP ADR*                          489,953
                                                                --------------
                                                                    1,528,473
                                                                --------------
               JAPAN - 4.98%
    14,000     Canon, Inc. +                                          708,966



   SHARES                                                              VALUE
  ---------                                                           -------

               JAPAN  (CONTINUED)
     3,500     Nintendo Co., Ltd. +                             $     369,028
                                                                --------------
                                                                    1,077,994
                                                                --------------
               MEXICO - 10.40%
    23,377     Cemex S.A. de C.V., SP ADR                           1,114,382
   124,800     Grupo Modelo, S.A. de C.V.,
                 Series C                                             404,396
    11,700     Grupo Televisia S.A., ADR                              734,760
                                                                --------------
                                                                    2,253,538
                                                                --------------
               NETHERLANDS - 2.99%
    44,714     Vedior NV +                                            648,756
                                                                --------------
               SWEDEN - 2.71%
   168,000     Telefonaktiebolaget LM Ericsson,
                 B Shares* +                                          586,600
                                                                --------------
               SWITZERLAND - 1.30%
       500     Schindler Holding AG,
                 Participation Certificates+                          200,805
       200     Schindler Holding AG, Registered
                 Shares +                                              80,473
                                                                --------------
                                                                      281,278
                                                                --------------
               UNITED KINGDOM - 22.62%
   161,000     Compass Group PLC +                                    726,639
    15,640     GlaxoSmithKline PLC +                                  379,110
    99,400     Reed Elsevier PLC +                                    934,680
    42,800     Smiths Group PLC +                                     702,491
   114,481     Tesco PLC +                                            674,765
    16,900     Willis Group Holdings Ltd.                             591,500
    86,000     WPP Group PLC +                                        891,727
                                                                --------------
                                                                    4,900,912
                                                                --------------

               TOTAL FOREIGN COMMON STOCKS                         11,772,215
                                                                --------------
               (Cost $10,875,524)

INVESTMENT COMPANIES - 4.72%
    11,355     SSgA Money Market Fund                                  11,355
 1,010,994     SSgA Prime Money Market Fund                         1,010,994
                                                                --------------

               TOTAL INVESTMENT COMPANIES                           1,022,349
                                                                --------------
               (Cost $1,022,349)

               TOTAL INVESTMENTS - 100.60%                         21,792,081
                                                                --------------
               (Cost $20,253,514)**

               LIABILITIES IN EXCESS OF
               OTHER ASSETS - (0.60)%                                (129,583)
                                                                --------------

               NET ASSETS - 100.00%                             $  21,662,498
                                                                ==============
 --------------------------
*        Non-income producing security.
+ Security is being fair valued pursuant to fair value procedures adopted by the Board of Trustees (See Note 1).
**       Aggregate cost for Federal income tax purposes is $20,253,514.

         Gross unrealized appreciation      $1,860,869
         Gross unrealized depreciation        (322,302)
                                            ----------
         Net unrealized appreciation        $1,538,567
                                            ==========

ADR      American Depositary Receipt
PLC      Public Limited Company
SP ADR   Sponsored American Depositary Receipt


                SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS
                                        4

ATLANTIC WHITEHALL FUNDS TRUST
MULTI-CAP GLOBAL VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                              FOREIGN COMMON STOCKS
                          INDUSTRY CONCENTRATION TABLE:
                             (% of Total Net Assets)

Food and Beverage............................................       11.93%
Multimedia...................................................       11.82%
Building Products ...........................................        5.14%
Financial Services...........................................        4.71%
Diversified Manufacturing....................................        4.54%
Technology ..................................................        3.27%
Health Care .................................................        3.25%
Commercial Services..........................................        2.99%
Telecommunications...........................................        2.71%
Transportation...............................................        2.26%
Entertainment................................................        1.72%
                                                               ----------
Total                                                               54.34%
                                                               ==========

                          INDUSTRY CONCENTRATION TABLE:
                             (% of Total Net Assets)

Other Common Stocks..........................................       19.50%
Multimedia...................................................       17.30%
Food and Beverage............................................       11.15%
Building Products............................................       10.43%
Health Care..................................................        9.81%
Technology...................................................        8.56%
Financial Services...........................................        8.33%
Chemicals....................................................        5.63%
Retail ......................................................        5.17%
Cash and Other Net Assets ...................................        4.12%
                                                               ----------
Total                                                              100.00%
                                                               ==========


                SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS
                                        5

ATLANTIC WHITEHALL FUNDS TRUST
INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


   SHARES                                                              VALUE
  ---------                                                           -------

FOREIGN COMMON STOCKS - 105.76%
               AUSTRALIA - 1.71%
   137,600     National Australia Bank Ltd. +                   $   3,260,356
                                                                --------------
               BELGIUM - 1.04%
    56,200     Belgacom +                                           1,983,099
                                                                --------------
               CANADA - 3.48%
   113,900     BCE Inc.                                             2,981,233
    74,600     EnCana Corp.                                         3,658,200
                                                                --------------
                                                                    6,639,433
                                                                --------------
               CHINA - 2.30%
   106,000     Cheung Kong (Holdings) Ltd. +                        1,157,798
 1,328,000     China Life Insurance Co., Ltd.* +                    1,034,657
   221,400     Hutchinson Whampoa Ltd. +                            2,198,861
                                                                --------------
                                                                    4,391,316
                                                                --------------
               DENMARK - 1.51%
    94,900     Danske Bank A/S +                                    2,883,290
                                                                --------------
               FINLAND - 4.66%
   267,000     Nokia Oyj +                                          4,211,293
   203,100     Stora Enso Oyj, Class R +                            2,809,529
    92,600     UPM-Kymmene Oyj +                                    1,851,667
                                                                --------------
                                                                    8,872,489
                                                                --------------
               FRANCE - 6.31%
    52,524     Compagnie Generale des
                 Etablissements Michelin, Class
                 B +                                                3,206,373
    87,725     Credit Agricole S.A. +                               2,346,687
    28,700     Societe Generale +                                   3,111,861
    25,525     Total SA, SP ADR                                     3,365,216
                                                                --------------
                                                                   12,030,137
                                                                --------------
               GERMANY - 4.11%
    46,850     BASF AG +                                            3,299,105
    62,500     Bayerische Motoren Werke AG +                        2,820,450
    19,600     Deutsche Bank AG +                                   1,706,112
                                                                --------------
                                                                    7,825,667
                                                                --------------
               ITALY - 1.78%
    22,910     Eni SpA, SP ADR                                      3,396,407
                                                                --------------
               JAPAN - 22.70%
    81,200     Canon, Inc. +                                        4,112,003
       534     East Japan Railway Co. +                             2,880,624
    17,900     Eisai Co., Ltd. +                                      681,205
   124,000     Fuji Photo Film Co., Ltd. +                          4,034,996
    79,000     Hitachi, Ltd. +                                        485,645
   113,000     Kao Corp. +                                          2,690,678
       122     Millea Holdings, Inc. +                              1,791,547
    32,800     NEC Electronics Corp. +                              1,066,417
    23,500     Nintendo Co., Ltd. +                                 2,477,756
       603     NIPPON TELEGRAPH & TELEPHONE
                 CORP. +                                            2,631,155
   228,000     Nomura Holdings, Inc. +                              3,137,993
    83,000     OLYMPUS CORP. +                                      1,646,573
    52,800     Seven & I Holdings Co., Ltd. +                       1,585,397
    97,100     Shin-Etsu Chemical Co., Ltd. +                       3,935,341
    10,700     SMC Corp. +                                          1,331,671
    51,600     Sony Corp. +                                         1,736,668
    85,100     Takeda Chemical Industries, Ltd. +                   4,616,347



   SHARES                                                              VALUE
  ---------                                                           -------

               JAPAN - (CONTINUED)
    59,200     Toyota Motor Corp. +                             $   2,424,972
                                                                --------------
                                                                   43,266,988
                                                                --------------
               MEXICO - 1.80%
    21,300     Fomento Economico Mexicano, SA
                 de CV                                              1,459,476
   102,895     Telefonos de Mexico SA de CV, SP
                 ADR                                                1,975,584
                                                                --------------
                                                                    3,435,060
                                                                --------------
               NETHERLANDS - 9.56%
    81,650     ABN AMRO Holding NV +                                1,966,506
   255,400     Aegon NV +                                           3,603,709
    34,400     DSM NV +                                             2,671,580
    88,600     Heineken NV +                                        2,864,928
    87,800     ING Groep NV +                                       2,562,223
    64,000     Koninklijke (Royal) Philips
                 Electronics NV                                     1,699,200
   110,700     TNT NV +                                             2,852,609
                                                                --------------
                                                                   18,220,755
                                                                --------------
               NORWAY - 1.33%
   103,000     Statoil ASA +                                        2,527,693
                                                                --------------
               SOUTH KOREA - 2.66%
    29,600     Kookmin Bank +                                       1,496,343
    63,950     Korea Electric Power Corp., SP
                 ADR                                                1,026,397
   124,750     KT Corp., SP ADR                                     2,538,663
                                                                --------------
                                                                    5,061,403
                                                                --------------
               SPAIN - 2.36%
    91,900     Endesa SA +                                          2,078,932
    82,000     Repsol YPF SA, SP ADR                                2,423,920
                                                                --------------
                                                                    4,502,852
                                                                --------------
               SWEDEN - 1.26%
   246,100     Nordea AB +                                          2,392,789
                                                                --------------
               SWITZERLAND - 9.55%
    72,600     Credit Suisse Group +                                3,164,373
    14,250     Nestle SA, Registered +                              4,006,035
   117,500     Novartis AG, Registered +                            5,712,775
    10,800     Roche Holding AG +                                   1,498,538
    21,500     Zurich Financial Services AG +                       3,815,314
                                                                --------------
                                                                   18,197,035
                                                                --------------
               TAIWAN - 0.53%
   123,374     Taiwan Semiconductor
                 Manufacturing Co., Ltd., SP ADR                    1,015,368
                                                                --------------
               UNITED KINGDOM - 27.11%
    83,900     Anglo American PLC +                                 2,129,382
   265,200     BAA PLC +                                            2,929,902
   846,600     BAE Systems PLC +                                    5,008,035
   200,500     Boots Group PLC +                                    2,236,216
   182,100     BP PLC +                                             2,081,476
   405,800     Cadbury Schweppes PLC +                              4,018,087
   246,800     Diageo PLC +                                         3,536,647
   131,000     GlaxoSmithKline PLC, ADR                             6,382,320
   114,900     HSBC Holdings PLC +                                  1,853,848
   444,700     Kingfisher PLC +                                     2,023,193
   450,900     Reed Elsevier PLC +                                  4,239,913
   215,500     Royal Bank of Scotland Group PLC
                 +                                                  6,317,801
    24,722     Royal Dutch Shell PLC, ADR                           1,674,668
 1,560,900     Vodafone Group PLC +                                 4,273,583


                SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS
                                        6

ATLANTIC WHITEHALL FUNDS TRUST
INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
  ---------                                                           -------

               UNITED KINGDOM - (CONTINUED)
   912,400     William Morrison Supermarkets
                 PLC +                                          $   2,976,046
                                                                --------------
                                                                   51,681,118
                                                                --------------

               TOTAL FOREIGN COMMON STOCKS                        201,583,255
                                                                --------------
               (Cost $165,008,087)

               TOTAL INVESTMENTS - 105.76%                        201,583,255
                                                                --------------
               (Cost $165,008,087)

               LIABILITIES IN EXCESS OF
               OTHER ASSETS - (5.76)%                             (10,972,086)
                                                                --------------

               NET ASSETS - 100.00%                             $ 190,611,169
                                                                ==============
 --------------------------
*        Non-income producing security
**       Aggregate cost for Federal income tax purposes is $165,008,087.
+ Securities are being fair valued pursuant to fair value procedures adopted by the Board of Trustees (see Note 1).

         Gross unrealized appreciation      $38,033,233
         Gross unrealized depreciation       (1,458,065)
                                            -----------
         Net unrealized appreciation        $36,575,168
                                            ===========
ADR      American Depositary Receipt
PLC      Public Limited Company
SGPS     Sociedade Gestora de Participacoes Socialis
SP ADR   Sponsored American Depositary Receipt


                          INDUSTRY CONCENTRATION TABLE:
                             (% of Total Net Assets)

      Banking...................................................... 16.00%
      Telecommunications........................................... 10.80%
      Oil and Gas.................................................. 10.03%
      Pharmaceuticals..............................................  9.91%
      Food and Bevage..............................................  9.90%
      Insurance....................................................  6.72%
      Chemicals....................................................  5.20%
      Automotive...................................................  4.43%
      Retail.......................................................  4.37%
      Diversified Manufacturing ...................................  3.68%
      Transportation...............................................  3.01%
      Financial Services...........................................  2.80%
      Aerospace/Defense............................................  2.63%
      Paper & Related Products.....................................  2.45%
      Publishing...................................................  2.22%
      Technology...................................................  2.16%
      Utilities....................................................  1.63%
      Airport Development/Maintenance..............................  1.54%
      Household Products...........................................  1.41%
      Electronics..................................................  1.15%
      Diversified Mining...........................................  1.12%
      Semiconductors...............................................  1.09%
      Home Furnishing..............................................  0.91%
      Real Estate .................................................  0.60%
      Cash and Net Other Assets.................................... (5.76)%
                                                                   --------
      Total .......................................................100.00%
                                                                   ========


                SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS
                                        7

ATLANTIC WHITEHALL FUNDS TRUST
NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)              AUGUST 31, 2005

NOTE (1) PORTFOLIO VALUATIONS: Securities are valued using market quotations. Securities listed on an exchange are valued on the basis of the last sale price or NASDAQ official closing price ("NOCP"), when appropriate. If the last sale price or NOCP is not reported, the current bid price is used. Securities for which market quotations are unreliable are valued at fair value as determined in good faith under procedures established by or under the general supervision of the Board of Trustees. The closing price or the latest quoted bid price of a security may be unreliable if, among other things, a significant event occurs after the closing price or the latest bid price but before a Fund calculates its net asset value that materially affects the value of the security. The Funds use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a market quotation is unreliable and, if so, what fair value to assign to the security. To determine the appropriate valuation method, the following factors that may be considered include, but are not limited to the following: (a) the fundamental analytical data relating to the investment; (b) the nature and duration of restrictions on disposition of the securities; (c) the evaluation of the forces which influence the market in which the securities are purchased; and (d) any other relevant factors. With respect to fair value of securities traded on foreign markets, the following factors may also be relevant: (a) value of foreign securities traded on foreign markets; (b) ADR trading; (c) closed-end fund trading: (d) foreign currency exchange activity; and (e) trading of financial products that are tied to baskets of foreign securities, such as World Equity Benchmark Shares (WEBS). In light of the judgment involved in fair valuation decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Investments in Money Market Funds are valued at their net asset value as reported by the underlying fund.

Multi-Cap Global Value Fund and International Fund may use an independent service provider to review U.S. market moves after the close of foreign markets and assist with the decision whether to substitute fair values for foreign security market prices. This service provider applies a multi-factor methodology, which uses factors such as ADRs, sector indices and futures, to each foreign portfolio security reviewed as part of this process.

Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service approved by the Board of Trustees. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates using the current 4:00 PM EST Spot Rate.

To the extent a Fund has portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the net asset value of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares. Securities that are primarily traded on foreign exchanges may be valued with the assistance of a pricing service and are generally valued at the preceding closing price on such exchange unless this market quotation is determined to be unreliable.

Over-the-counter securities are valued on the basis of the bid price at the close of business on each business day.

NOTE (2) For more information with regards to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ATLANTIC WHITEHALL FUNDS TRUST
            ----------------------------------------------------------

By (Signature and Title)*  /S/ WILLIAM RANKIN
                         ---------------------------------------------
                           William Rankin, Chief Executive Officer
                           (principal executive officer)

Date OCTOBER 24, 2005
    ------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ WILLIAM RANKIN
                         ---------------------------------------------
                           William Rankin, Chief Executive Officer
                           (principal executive officer)

Date OCTOBER 24, 2005
    ------------------------------------------------------------------


By (Signature and Title)*  /S/ JOHN BINI
                         ---------------------------------------------
                           John Bini, Chief Financial Officer
                           (principal financial officer)

Date OCTOBER 21, 2005
    ------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.